Impairment loss on marketable securities and investments in associated companies (restated) (Details) - USD ($) $ in Millions	3 Months Ended					6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	[1]	Mar. 31, 2016	[1]	Jun. 30, 2016 [1]	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Total impairment of marketable securities investments (reclassification from OCI)									$ 153	$ 752		$ 0
Total impairment of investments		$ 882		$ 13		$ 13	$ 895		895	1,285	[1]	0
Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Total impairment of investments									653
SeaMex Limited
Schedule of Equity Method Investments [Line Items]
Total impairment of investments									76	0		0
Itaunas Drilling, Camburi Drilling, and Sahy Drilling
Schedule of Equity Method Investments [Line Items]
Total impairment of investments									13	0		0
SapuraKencana
Schedule of Equity Method Investments [Line Items]
Total impairment of marketable securities investments (reclassification from OCI)								$ 167	0	178		0
Seadrill Partners, Seamex Limited and Itaunas Drilling, Camburi Drilling, and Sahy Drilling
Schedule of Equity Method Investments [Line Items]
Total impairment of investments									742	533		0
Direct Ownership Interest | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Total impairment of investments								(302)	400	302		0
Subordinated Units | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Total impairment of investments	$ 0						$ 180	$ (125)	180	125		0
Member Interest and Incentive Distribution Rights | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Total impairment of investments									73	106		0
Common Units | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Total impairment of marketable securities investments (reclassification from OCI)									$ 153	$ 574		$ 0

[1]	Refer to Note 39 "Restatement of previously issued financial statements"